Segment Disclosures - Summary of Total Assets by Segment (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	[1]	$ 2,042,067	$ 1,895,641
Self Storage
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	[2]	1,915,303	1,798,510
Managed REIT Platform
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	[3]	63,700	41,761
Corporate and Other
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		$ 63,064	$ 55,370

[1]	Other than our investments in and advances to Managed REITs and investments in JV properties, substantially all of our investments in real estate facilities and intangible assets as well as our capital expenditures for the years ended and as of December 31, 2024 and 2023, respectively, were associated with our self storage platform. Please see Note 3 – Real Estate of the Notes to the Consolidated Financial Statements for additional detail.
[2]	Included in the assets of the Self Storage segment as of December 31, 2024 and 2023 were approximately $52.2 million of goodwill. Additionally, as of December 31, 2024 and 2023 there were no accumulated impairment charges to goodwill within the Self Storage segment.
[3]	Included in the assets of the Managed REIT Platform segment as of December 31, 2024 and 2023, was approximately $1.4 million of goodwill. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the year ended December 31, 2020.